Long-Term Notes Payable, Net - Schedule of Notes Payable Outstanding (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total notes payable		$ 9,044,036	$ 4,174,271
Current maturities of long-term, net of discount		9,039,444	3,609,098
Discount attributable to current maturities		4,592	65,173
Total current maturities		9,044,036	3,674,271
Long-term notes payable, less current maturities			500,000
2008 Unsecured Promissory Note [Member]
Total notes payable		55,000	55,000
2009 Non-Mandatorily Convertible, Unsecured Note [Member]
Total notes payable		500,000	500,000
2013 Bridge Loan [Member]
Total notes payable		8,489,036
2014 Bridge Loan [Member]
Total notes payable
2010 Secured Promissory Notes [Member]
Total notes payable			611,888
2011 Secured Promissory Notes [Member]
Total notes payable			1,828,686
2012 Secured Promissory Notes [Member]
Total notes payable			349,650
2012 Short Term Unsecured Promissory Notes [Member]
Total notes payable			829,047
2013 Bridge Loan. Principal [Member]
Total notes payable